Note 11 - Stock Option Plans	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

11.  Stock Option Plans

Immune Pharmaceuticals Ltd. 2011 Share Ownership and Option Plan

On May 5, 2011, Immune Ltd.’s board of directors adopted and its shareholders approved the Immune Pharmaceuticals Ltd. 2011 Share Ownership and Option Plan (the “Immune Ltd. Plan”) authorizing Immune Ltd. to grant ordinary shares to eligible employees, directors, and consultants in the form of share options and other types of share purchase rights. The amount, terms, and exercisability provisions of grants are determined by the board of directors.4,500,000 ordinary shares were reserved for issuance under the Immune Ltd. Plan, of which 4,036,576 were granted, net of cancellations, and exercises as of the merger closing date.

The fair value of non-employee share based awards are marked-to-market on each valuation date until vested using the Black Scholes pricing model. The following table summarizes the stock-based compensation expense from the Date of Inception to December 31, 2013:

	Shares	Range of Exercise Price			Weighted Average Exercise Price
Options outstanding at July11, 2010	—		$—		$—
Granted	—		—		—
Options outstanding at December 31, 2010	—		—		—
Granted	—		—		—
Options outstanding at December 31, 2011	—		—		—
Granted	3,890,534	0.03	—	2.00	0.33
Forfeited	(115,000)	0.44	—	0.61	0.57
Options outstanding at December 31, 2012	3,775,534	0.03	—	2.00	0.32
Granted	790,000	0.61	—	1.80	1.15
Forfeited	(528,958)	0.03	—	0.61	0.33
Transferred to Immune Inc. 2013 Plan	(4,036,576)	0.03	—	2.00	0.37

Options outstanding at December 31, 2013	—		$—		$—

In September 2013, as a result of the departure of a former officer in April 2013, the Company canceled 345,000 options previously granted to the officer, accelerated the vesting of his outstanding options and extended the period during which he would be entitled to exercise certain vested stock options to purchase the Company’s common stock from three months following the effective date of his resignation to the expiration date of each option granted to the former officer. The Company recorded compensation expense related to the accelerated vesting of his options upon termination of $0.2 million during 2013.

All of the issued and outstanding options to purchase ordinary shares of Immune Ltd. were exchanged for options to purchase 2,495,591 (effected for the merger ratio) shares of the Company’s common stock and assumed by the Company in connection with the merger. The Immune Ltd. Plan has been terminated and no further options will be issued.

Equity Incentive Plans - Immune Inc.

The 2005 Equity Incentive Plan (the “2005 Plan”) provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code, to the Company’s employees and its parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, performance-based awards and cash awards to its employees, directors and consultants and its parent and subsidiary corporations’ employees and consultants. Options are granted and vest as determined by the Board of Directors. A total of 13,000,000 shares of the Company’s common stock are reserved for issuance pursuant to the 2005 Plan. No optionee may be granted an option to purchase more than 1,500,000 shares in any fiscal year. Options issued pursuant to the 2005 Plan have a maximum maturity of 10 years. The Company records stock-based compensation expense at fair value.

In September 2013, the Company created the 2013 Immune Pharmaceuticals Inc. Stock Ownership and Option Plan (the “2013 Plan”) and assumed within the 2013 Plan the outstanding options to purchase 2,635,591 shares of the Company’s common stock at a weighted average exercise price of $0.44 per share expiring in the years 2022 and 2023 that had been originally issued through the Immune Ltd. Plan. No additional shares will be issued from the 2013 Plan. The Company intends to use the 2005 Plan for its future issuances of incentive stock compensation.

Combined Equity Incentive Plans – Immune Inc. and Immune Ltd.

The Company estimated $2.4 million and $6.0 million of share-based compensation for options issued pursuant to its equity incentive plans and the Immune Ltd. Plan during the during the years ended December 31, 2013 and 2012, respectively, that will be recognized as compensation expense over the vesting period. The Company recognized total share-based compensation expense of $3.3 million, $4.5 million and $7.8 million in the years ended December 31, 2013 and 2012 and inception to date, respectively, related to the options granted. The total remaining unrecognized compensation cost related to the non-vested stock options amounted to $0.7 million, which will be amortized over the weighted average remaining requisite service period of 2.75 years. Future grants of options will result in additional charges for stock-based compensation that will be recognized over the vesting periods of the respective options.The stock-based compensation expense has not been tax-effected due to the recording of a full valuation allowance against net deferred tax assets.

Summarized information for stock option grants for the year ended December 31, 2013 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (000’s)
Options outstanding - 2005 Plan at August 25, 2013	56,920	$161.46	5.34	$—
Granted - Assumed options in merger - 2013 Plan	2,495,951	0.60	8.62	4,295
Granted options - 2005 Plan	640,000	2.47	9.82	4,331
Exercised	—	—
Forfeited	—	—
Expired – 2005 Plan	(22)	4,153.20
Options outstanding - 2005 and 2013 Plans	3,192,849	$3.81	8.80	$4,295

Vested or expected to vest at December 31, 2013 - 2005 and 2013 Plans	3,158,470	$3.86	8.79	$4,283

Options exercisable at December 31, 2013 - 2005 and 2013 Plans	2,852,010	$4.05	8.72	$4,174

The weighted average grant-date fair value of options granted for the year ended December 31, 2013 was $2.27 and was estimated at the date of grant using the Black-Scholes option-pricing model and the assumptions noted in the following table:

	Years Ended December 31,
	2013			2012
Expected volatility	92%	–	95%		92%
Risk free interest rate	0.7%	–	3.0%	0.9%	–	2.0%
Dividend yield		–			–
Expected life (years)	5	–	10	5	–	10
Exercise price	$0.61	–	$2.50	$0.03	–	$2.00

The total remaining unrecognized compensation cost related to the non-vested stock options, restricted stock and restricted stock units amounted to $0.7 million as of December 31, 2013, which will be amortized over the weighted-average remaining requisite service period of 2.75 years.

Employee Stock Purchase Plan

The Employee Stock Purchase Plan (the “ESPP”) is implemented by offerings of rights to all eligible employees from time to time. Unless otherwise determined by the Company’s Board of Directors, common stock is purchased for accounts of employees participating in the ESPP at a price per share equal to the lower of (i) 85% of the fair market value of a share of the Company's common stock on the first day the offering or (ii) 85% of the fair market value of a share of the Company's common stock on the last trading day of the purchase period. Each offering period will have a six month duration.

  The number of shares to be purchased at each balance sheet date is estimated based on the current amount of employee withholdings and the remaining purchase dates within the offering period. The fair value of share options expected to vest is estimated using the Black-Scholes option-pricing model. There were no shares issued under the ESPP during the years ended December 31, 2013 and 2012, so no expense was recorded. A total of 998,043 shares are available for issuance under the ESPP as of December 31, 2013.

Warrants

During the year ended December 31, 2013, Immune Ltd. amended the issued and outstanding warrants to purchase a total of 1,041,409 of its ordinary shares so that the warrants did not expire upon closing of the merger with the Company, and the exercise price of each warrant was set at a price equal to the Company’s stock price on the day of the closing of the merger. During the year ended December 31, 2013, these warrants were further amended so that the aggregate exercise price of the warrants remained unchanged. The Company recorded an expense of $0.7 million for the year ended December 31, 2013 in connection with these amendments.

At various times during 2012, Immune Ltd. issued a total of 702,273 of its ordinary shares to private investors at per share prices ranging from $2.00 to $2.50 plus a total of 209,619 warrants to purchase its ordinary shares for total gross proceeds of $1.2 million. The warrants have a three year life and a weighted average exercise price of $2.50. The Company allocated the gross proceeds between the ordinary shares and the warrants based on their relative fair values. The fair value of the warrants was $0.1 million and was determined using the Black-Scholes option pricing model (volatility-76.8%, risk free rates of 0.3%-0.4%, dividends-zero, weighted average life-3years). The warrants meet the requirements, and have been accounted for, as equity in accordance with ASC 815-40.

In November 2012, Immune Ltd. entered into a share buy-back agreement with two shareholders whereby it agreed to purchase back all shares received in a share purchase agreement if the shareholder elected to do so prior to twelve months thereafter or the closing of an Initial Public Offering or Deemed Liquidation event. The Company recorded a liability of $0.2 million to account for the potential buy-back at December 31, 2012 which was reversed during 2013 when the buy-back commitment expired unexercised.

The following table summarizes information about warrants outstanding at December 31, 2013:

	Warrants	Weighted Average Exercise Price
Warrants outstanding at August 25, 2013	526,642	$55.66
Issued	101,531	3.50
Assumed warrants	1,377,511	2.09
Exercised	—	—
Expired	—	—
Warrants outstanding at December 31, 2013	2,005,684	$16.23